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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07358

              Duff & Phelps Utility and Corporate Bond Trust Inc.
               (Exact name of registrant as specified in charter)

    Nathan I. Partain
Duff & Phelps Utility and                             Lawrence R. Hamilton
Corporate Bond Trust Inc.                               Mayer Brown LLP
  200 S Wacker Dr Ste 500                              71 South Wacker Drive
 Chicago Illinois 60606                               Chicago, Illinois 60606

               (Address of principal executive offices)(Zip code)

                    200 S Wacker Dr, Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-263-2610

Date of fiscal year end: October 31

Date of reporting period: July 1, 2016 to June 30, 2017

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Explanatory Note

The Registrant is filing this amendment to its Form N-PX for the period ended June 30, 2017 originally filed with the Securities and Exchange Commission on August 23, 2017 (Accession Number: 0001193125-17-265574). The sole purpose of this amendment is to change the Period of Report to 2017-06-30 in the EDGAR submission header details.

Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07358
Reporting Period: 07/01/2016 - 06/30/2017
Duff & Phelps Utility and Corporate Bond Trust









================ Duff & Phelps Utility and Corporate Bond Trust ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                SIGNATURES


       Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




    (Registrant)  Duff & Phelps Utility and Corporate Bond Trust Inc.



     By (Signature and Title)*  /s/ NATHAN I. PARTAIN


            Nathan I. Partain
            President and Chief Executive Officer

    Date             August 23, 2017


    * Print the name and title of each signing officer under his or her signature.